Business Combinations and Disposals - Purchase Allocation (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2024	Mar. 31, 2023
Disclosure of detailed information about business combination [line items]
Goodwill arising on acquisition	$ 0
Delek
Disclosure of detailed information about business combination [line items]
Current assets		$ 191,000,000
Inventories		762,000,000
Total assets		6,494,000,000
Other intangible assets		1,216,000,000
Total liabilities		(910,000,000)
Net assets acquired		5,584,000,000
Goodwill arising on acquisition		2,099,000,000
Business acquisition, consideration transferred		7,683,000,000
Cash acquired		(166,000,000)
Net cash paid		7,517,000,000
Delek | Property, plant and equipment, net
Disclosure of detailed information about business combination [line items]
Total assets		3,770,000,000
Increase (decrease) in amounts allocated to assets in acquisition	637,000,000
Delek | Right-of-use assets
Disclosure of detailed information about business combination [line items]
Total assets		$ 555,000,000
Delek | Accumulated depreciation
Disclosure of detailed information about business combination [line items]
Increase (decrease) in amounts allocated to assets in acquisition	$ 37,000,000
Net Pay S.A.P.I de C.V.
Disclosure of detailed information about business combination [line items]
Current assets			$ 271,000,000
Total assets			727,000,000
Other intangible assets			97,000,000
Total liabilities			(223,000,000)
Net assets acquired			504,000,000
Goodwill arising on acquisition			3,918,000,000
Business acquisition, consideration transferred			4,422,000,000
Earn out			(596,000,000)
Cash acquired			(39,000,000)
Net cash paid			3,787,000,000
Net Pay S.A.P.I de C.V. | Customer relationships
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets			188,000,000
Net Pay S.A.P.I de C.V. | Trademark rights
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets			26,000,000
Net Pay S.A.P.I de C.V. | Technology cost
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets			$ 145,000,000